Income Taxes - Schedule of Components of (Loss) Profit Before Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Total	¥ (36,479)	¥ (64,187)	¥ (3,364)
PRC [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Total	(24,830)	(115,268)	(29,001)
Cayman Islands [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Total	(84,015)	30,210	(13,416)
BVI [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Total	41,154	5,380	49,082
Hong Kong [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Total	31,212	16,655	(8,657)
Singapore [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Total		¥ (1,164)	¥ (1,372)